UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 01561 )

Exact name of registrant as specified in charter: Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Vista Fund

The fund's portfolio
4/30/06 (Unaudited)
COMMON STOCKS (98.9%)(a)
	Shares	Value

Advertising and Marketing Services (--%)
Interpublic Group of Companies, Inc. (The) (NON)	4,517	$43,273

Aerospace and Defense (3.6%)
L-3 Communications Holdings, Inc.	862,928	70,501,218
Precision Castparts Corp.	521,400	32,837,772
		103,338,990

Airlines (0.7%)
Southwest Airlines Co.	1,188,600	19,279,092

Automotive (1.3%)
Oshkosh Truck Corp. (S)	597,833	36,587,380

Banking (1.0%)
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)
(S)	373,500	29,637,225

Beverage (0.5%)
Hansen Natural Corp. (NON) (S)	115,800	14,991,468

Biotechnology (1.1%)
Genzyme Corp. (NON)	506,900	31,002,004

Broadcasting (0.5%)
XM Satellite Radio Holdings, Inc. Class A (NON)	626,700	12,671,874

Building Materials (2.0%)
Building Material Holding Corp. (S)	954,300	31,892,706
USG Corp. (NON) (S)	222,159	23,764,348
Vulcan Materials Co. (S)	44,610	3,790,066
		59,447,120

Commercial and Consumer Services (2.7%)
Corporate Executive Board Co. (The)	509,124	54,542,454
Monster Worldwide, Inc. (NON) (S)	423,000	24,280,200
		78,822,654

Communications Equipment (1.2%)
F5 Networks, Inc. (NON) (S)	307,000	17,977,920
Harris Corp.	382,200	17,799,054
		35,776,974

Computers (4.1%)
Apple Computer, Inc. (NON)	170,017	11,967,497
Emulex Corp. (NON) (S)	2,185,151	39,660,491
Mercury Interactive Corp. (NON)	296,400	10,670,400
Network Appliance, Inc. (NON) (S)	1,503,100	55,719,917
		118,018,305

Consumer Cyclicals (1.7%)
Black & Decker Manufacturing Co.	99,800	9,342,278
Harman International Industries, Inc.	463,387	40,773,422
		50,115,700

Consumer Finance (1.5%)
Accredited Home Lenders Holding Co. (NON) (S)	380,500	21,989,095
Nelnet, Inc. Class A (NON)	509,376	19,814,726
		41,803,821

Consumer Services (2.0%)
Alliance Data Systems Corp. (NON) (S)	687,700	37,823,500
Labor Ready, Inc. (NON) (S)	798,500	21,104,355
		58,927,855

Electrical Equipment (0.9%)
WESCO International, Inc. (NON) (S)	352,600	26,445,000

Electronics (4.5%)
Altera Corp. (NON) (S)	854,700	18,666,648
Amphenol Corp. Class A	137,358	7,939,292
Broadcom Corp. Class A (NON) (S)	297,761	12,240,955
National Semiconductor Corp. (S)	1,101,241	33,015,205

NVIDIA Corp. (NON) (S)	1,400,800	40,931,376
Omnivision Technologies, Inc. (NON) (S)	350,119	10,181,461
Silicon Laboratories, Inc. (NON) (S)	174,200	8,119,462
		131,094,399

Energy (5.3%)
BJ Services Co.	1,439,600	54,776,780
Grey Wolf, Inc. (NON) (S)	1,298,300	10,126,740
Helmerich & Payne, Inc.	401,200	29,183,288
Pride International, Inc. (NON) (S)	1,021,200	35,629,668
Rowan Cos., Inc.	526,000	23,317,580
		153,034,056

Entertainment (0.9%)
Dreamworks Animation SKG, Inc. Class A (NON) (S)	988,700	26,793,770

Financial (1.9%)
First American Corp. (S)	127,800	5,444,280
Moody's Corp. (S)	822,500	51,003,225
		56,447,505

Gaming & Lottery (1.8%)
GTECH Holdings Corp.	997,600	34,078,016
International Game Technology	511,500	19,401,195
		53,479,211

Health Care Services (4.6%)
Express Scripts, Inc. (NON)	404,345	31,595,518
Hologic, Inc. (NON) (S)	313,900	14,963,613
McKesson Corp.	476,500	23,153,135
Pediatrix Medical Group, Inc. (NON) (S)	474,800	24,034,376
Sierra Health Services, Inc. (NON)	1,017,730	39,905,193
		133,651,835

Homebuilding (1.5%)
NVR, Inc. (NON) (S)	57,541	43,443,455

Insurance (1.2%)
W.R. Berkley Corp.	935,625	35,011,088

Investment Banking/Brokerage (2.7%)
Bear Stearns Cos., Inc. (The) (S)	417,395	59,482,961
Legg Mason, Inc.	156,030	18,486,434
		77,969,395

Lodging/Tourism (0.9%)
Choice Hotels International, Inc. (S)	474,345	25,391,688

Machinery (3.3%)
Cummins, Inc. (S)	138,200	14,441,900
JLG Industries, Inc. (S)	1,571,200	45,062,016
MSC Industrial Direct Co., Inc. Class A (S)	438,909	22,761,821
Parker-Hannifin Corp.	177,100	14,353,955
		96,619,692

Manufacturing (2.8%)
Actuant Corp. Class A (S)	490,903	31,393,247
Graco, Inc. (S)	549,575	25,692,631
IDEX Corp.	496,400	25,217,120
		82,302,998

Medical Technology (5.6%)
C.R. Bard, Inc.	721,600	53,730,336
Dade Behring Holdings, Inc. (S)	515,000	20,085,000
Kinetic Concepts, Inc. (NON) (S)	751,600	32,814,856
Respironics, Inc. (NON) (S)	634,000	23,217,080
Varian Medical Systems, Inc. (NON) (S)	643,500	33,706,530
		163,553,802

Metals (4.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	1,098,800	70,960,504
IPSCO, Inc. (Canada) (S)	210,800	21,750,344
Phelps Dodge Corp.	162,748	14,027,250
Reliance Steel & Aluminum Co. (S)	370,346	32,942,277
		139,680,375

Oil & Gas (2.9%)
EOG Resources, Inc.	199,600	14,017,908
Frontier Oil Corp. (S)	759,600	45,978,588
Sunoco, Inc.	230,971	18,717,890
Tesoro Corp.	57,928	4,050,326
		82,764,712

Pharmaceuticals (3.7%)
Allergan, Inc. (S)	130,186	13,372,706
Barr Pharmaceuticals, Inc. (NON)	584,400	35,385,420
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	784,200	24,663,090
Hospira, Inc. (NON)	121,593	4,687,410
Kos Pharmaceuticals, Inc. (NON)	162,600	7,869,840
Medicis Pharmaceutical Corp. Class A (S)	668,000	21,963,840
		107,942,306

Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A (NON)	88,500	7,778,265

Restaurants (1.0%)
Darden Restaurants, Inc. (S)	746,339	29,555,024

Retail (8.6%)
American Eagle Outfitters, Inc. (S)	1,283,315	41,579,406
Barnes & Noble, Inc.	513,667	23,156,108
Claire's Stores, Inc.	1,953,985	68,819,352
Coach, Inc. (NON)	848,400	28,014,168
Guess ?, Inc. (NON) (S)	805,058	31,904,449
Staples, Inc.	1,584,074	41,835,394
Timberland Co. (The) Class A (NON)	41,628	1,417,433
Toro Co. (The) (S)	287,433	14,213,562
		250,939,872

Schools (1.9%)
Apollo Group, Inc. Class A (NON) (S)	693,900	37,914,696
Career Education Corp. (NON) (S)	480,200	17,704,974
		55,619,670

Semiconductor (2.4%)
Lam Research Corp. (NON) (S)	1,404,535	68,653,671

Shipping (0.4%)
Overseas Shipholding Group (S)	242,833	11,857,535

Software (5.9%)
Adobe Systems, Inc. (NON)	588,800	23,080,960
Autodesk, Inc. (NON)	781,100	32,837,444
BMC Software, Inc. (NON) (SEG)	894,445	19,266,345
Citrix Systems, Inc. (NON)	431,150	17,211,508
Hyperion Solutions Corp. (NON)	269,600	8,255,152
McAfee, Inc. (NON)	1,302,241	33,975,468
Websense, Inc. (NON) (S)	1,512,600	37,603,236
		172,230,113

Technology Services (2.5%)
Acxiom Corp.	235,400	6,101,568
Equifax, Inc.	831,900	32,061,426
Fair Isaac Corp. (S)	928,200	34,445,502
		72,608,496

Textiles (0.4%)
Phillips-Van Heusen Corp. (S)	280,965	11,294,793

Tobacco (1.4%)
UST, Inc. (S)	930,400	40,872,472

Transportation Services (0.9%)
C.H. Robinson Worldwide, Inc. (S)	618,139	27,414,472

Total common stocks (cost $2,444,808,411)		$2,874,913,405

SHORT-TERM INVESTMENTS (15.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.7% to 5.01% and
due dates ranging from May 1, 2006 to June 2, 2006 (d)	$383,178,907	$382,728,587

Putnam Prime Money Market Fund (e)	56,303,409	56,303,409

Total short-term investments (cost $439,031,996)		$439,031,996

TOTAL INVESTMENTS

Total investments (cost $2,883,840,407) (b)		$3,313,945,401

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	111	$8,533,680	Jun-06	$(14,274)
S&P MidCap 400 (Long)	76	6,130,160	Jun-06	(7,908)
S&P 500 Index (Long)	18	5,921,550	Jun-06	1,257
Nasdaq 100 Mini Index (Long)	107	3,661,540	Jun-06	(53,509)

Total				$(74,434)

NOTES

(a) Percentages indicated are based on net assets of $2,907,374,317.

(b) The aggregate identified cost on a tax basis is $2,884,516,219, resulting in gross unrealized appreciation and depreciation of $487,226,382 and $57,797,200, respectively, or net unrealized appreciation of $429,429,182.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $372,631,756. Certain of these securities were sold prior to period-end. The fund received cash collateral of $382,728,587 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $945,664 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $467,135,185 and $521,773,164, respectively.

At April 30, 2006, liquid assets totaling $24,249,350 have been designated as collateral for open futures contracts.

GDR after the name of a foreign holding stands for Global Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006